Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 69,370